Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of operating and finance leases
	Operating Lease	Finance Lease
Year Ending December 31:
2023	$3,758	$189
2024	3,234	122
2025	914	8
2026	458	—
2027	458	—
Thereafter	1,225	—
Total	10,047	319
Less: imputed interest	(1,050)	(31)
Present value of lease liabilities	8,997	288
Less: current portion	(3,282)	(160)
Lease liabilities, net of current portion	$5,715	$128

Schedule of the components of lease cost
	Year Ended December 31,
	2022	2021
Operating lease cost	$3,423	$3,654
Short-term lease cost	$466	$524

Finance lease cost:
Amortization of finance leased assets	$995	$2,575
Interest on lease liabilities	$79	$472

Schedule of additional information related to our leases
	Operating Lease	Finance Lease
Weighted average remaining lease term (years)	3.83	1.82
Weighted average discount rate	5.89%	10.80%